Long-Term Debt - Additional Information - NOK Bonds (Detail) - Nibor Loan [Member] NOK in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK	Oct. 31, 2015 NOK	May. 31, 2015 NOK	Dec. 31, 2014 NOK
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due Through January Two Thousand NIneteen [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 4,500			NOK 5,200
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due October Two Thousand Fifteen [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK			NOK 700
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due Through Two Thousand NIneteen [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount	$ 508,900,000
Debt instrument transfer of principal amount	$ 771,800,000
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due Through Two Thousand NIneteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.00%
Fixed interest rates based on cross currency swaps	4.94%	4.94%
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due Through Two Thousand NIneteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	5.75%
Fixed interest rates based on cross currency swaps	7.49%	7.49%
Teekay LNG [Member] | Norwegian Kroner Bond Due In May Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK				NOK 1,000
Debt instrument, carrying amount	$ 113,100,000
Debt instrument spread on variable rate	3.70%
Fixed interest rates based on cross currency swaps	5.92%	5.92%
Debt instrument transfer of principal amount	$ 134,000,000